UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08709

Western Asset High Income Fund II Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: April 30

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH INCOME FUND II INC.

FORM N-Q

JANUARY 31, 2015

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 121.2%
CONSUMER DISCRETIONARY - 24.6%
Auto Components - 0.4%
Europcar Groupe SA, Senior Notes	11.500%	5/15/17	380,000	EUR	$485,222	(a)
Europcar Groupe SA, Senior Notes	9.375%	4/15/18	2,010,000	EUR	2,384,296	(a)

Total Auto Components					2,869,518

Automobiles - 0.4%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	2,482,000		2,773,635	(b)

Diversified Consumer Services - 0.8%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	337,000	GBP	532,293	(c)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	500,000	GBP	811,802
Service Corp. International, Senior Notes	7.500%	4/1/27	2,090,000		2,361,700	(b)
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	1,810,000		1,873,350	(b)

Total Diversified Consumer Services					5,579,145

Hotels, Restaurants & Leisure - 5.8%
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	1,940,000		1,590,800	(a)
Bossier Casino Venture Holdco Inc.	11.000%	2/9/18	415,960		405,977	(a)(d)(e)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	3,247,150		2,804,239	(a)(d)(e)(f)
Boyd Gaming Corp., Senior Notes	9.125%	12/1/18	1,470,000		1,539,825	(b)
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	1,430,000		1,287,000	(a)
Carlson Travel Holdings Inc., Senior Notes	7.500%	8/15/19	1,010,000		1,017,575	(a)(f)
Carrols Restaurant Group Inc., Senior Secured Notes	11.250%	5/15/18	2,720,000		2,917,200	(b)
CCM Merger Inc., Senior Notes	9.125%	5/1/19	3,360,000		3,645,600	(a)(b)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	3,760,000		3,675,400
Downstream Development Quapaw, Senior Secured Notes	10.500%	7/1/19	2,580,000		2,425,200	(a)(b)
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., Senior Secured Notes	10.250%	6/15/15	975,000		9,799	(a)(g)
Gala Electric Casinos Ltd., Secured Notes	11.500%	6/1/19	1,724,000	GBP	2,722,734	(c)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	1,980,000		2,004,750	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	1,530,000		1,583,550	(a)(b)
Landry’s Inc., Senior Notes	9.375%	5/1/20	6,978,000		7,536,240	(a)(b)
MGM Resorts International, Senior Notes	6.625%	12/15/21	310,000		327,050	(b)
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Senior Secured Notes	8.000%	10/1/20	5,450,000		5,395,500	(a)(b)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes	9.500%	6/15/19	514,000		547,410	(a)(b)

Total Hotels, Restaurants & Leisure					41,435,849

Household Durables - 1.9%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	3,860,000		4,110,900	(a)(b)(f)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	2,980,000		3,196,050	(b)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	2,320,000		2,354,800
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	3,940,000		3,846,425	(a)(b)

Total Household Durables					13,508,175

Media - 11.9%
Altice SA, Senior Notes	7.625%	2/15/25	1,760,000		1,760,000	(a)
Altice SA, Senior Secured Notes	7.750%	5/15/22	1,650,000		1,711,875	(a)
Carmike Cinemas Inc., Secured Notes	7.375%	5/15/19	1,040,000		1,106,248	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	5,050,000		$5,327,750	(b)
Cerved Group SpA, Senior Secured Notes	6.375%	1/15/20	200,000	EUR	242,385	(a)
Cerved Group SpA, Senior Subordinated Notes	8.000%	1/15/21	300,000	EUR	369,510	(a)
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	900,000		922,500	(b)
Clear Channel Worldwide Holdings Inc., Senior Subordinated Notes	7.625%	3/15/20	260,000		271,700	(b)
CSC Holdings Inc., Senior Debentures	7.875%	2/15/18	1,500,000		1,683,750	(b)
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	230,000		258,463	(b)
CSC Holdings LLC, Senior Notes	5.250%	6/1/24	3,150,000		3,169,687	(a)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,815,000		2,064,563	(b)
DISH DBS Corp., Senior Notes	6.750%	6/1/21	2,270,000		2,471,463	(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	6,090,000		6,135,675	(a)
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	2,710,000		2,581,275	(a)(b)
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	2,170,000		1,896,038
MDC Partners Inc., Senior Notes	6.750%	4/1/20	800,000		838,000	(a)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	2,737,605		2,710,229	(a)(b)(f)
Nexstar Broadcasting Inc., Senior Notes	6.125%	2/15/22	2,420,000		2,432,100	(a)
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	4,980,000		5,100,267	(a)(b)
Numericable-SFR, Senior Secured Bonds	6.250%	5/15/24	4,590,000		4,756,387	(a)
Polish Television Holding BV, Senior Secured Bonds	11.000%	1/15/21	420,000	EUR	567,147	(a)(f)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	2,500,000		3,135,937	(b)
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	1,336,000		1,655,371	(b)
TVN Finance Corp. III AB, Senior Bonds	7.375%	12/15/20	1,258,000	EUR	1,578,975	(a)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	4,450,000		4,794,875	(a)(b)
Univision Communications Inc., Senior Secured Notes	6.875%	5/15/19	1,780,000		1,860,100	(a)(b)
Univision Communications Inc., Senior Secured Notes	7.875%	11/1/20	400,000		430,000	(a)(b)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	5,060,000	EUR	6,175,565	(a)
UPCB Finance II Ltd., Senior Notes	6.375%	7/1/20	3,500,000	EUR	4,157,693	(b)(c)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	5,420,000		5,799,400	(a)(b)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	3,990,000		4,214,437	(a)(b)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	200,000		207,500	(a)
WMG Acquisition Corp., Senior Notes	6.750%	4/15/22	3,150,000		2,854,687	(a)

Total Media					85,241,552

Multiline Retail - 0.5%
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	660,000		666,600	(b)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	2,940,000		3,087,000	(a)(b)(f)

Total Multiline Retail					3,753,600

Specialty Retail - 2.5%
American Greetings Corp., Senior Notes	7.375%	12/1/21	2,480,000		2,641,200	(b)
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	3,550,000	EUR	3,255,331	(a)
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	1,220,000	EUR	1,118,734	(c)
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	760,000		604,276	(a)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	6,850,000		5,668,375	(a)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	1,570,000		1,707,375	(a)(b)
Spencer Spirit Holdings Inc., Senior Notes	9.000%	5/1/18	3,408,000		3,467,640	(a)(b)(f)

Total Specialty Retail					18,462,931

Textiles, Apparel & Luxury Goods - 0.4%
Chinos Intermediate Holdings A Inc., Senior Notes	7.750%	5/1/19	2,130,000		1,805,175	(a)(b)(f)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Textiles, Apparel & Luxury Goods - (continued)
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	1,300,000	$1,040,000	(a)(b)

Total Textiles, Apparel & Luxury Goods				2,845,175

TOTAL CONSUMER DISCRETIONARY				176,469,580

CONSUMER STAPLES - 3.7%
Beverages - 1.0%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	2,200,000	2,123,000	(a)(b)
Cott Beverages Inc., Senior Notes	6.750%	1/1/20	2,140,000	2,118,600	(a)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	2,390,000	2,757,463	(a)

Total Beverages				6,999,063

Food & Staples Retailing - 0.4%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	3,220,000	3,014,725	(a)(b)

Food Products - 1.7%
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	3,070,000	3,089,187	(a)(b)
Hearthside Group Holdings LLC/Hearthside Finance Co., Senior Notes	6.500%	5/1/22	2,970,000	2,925,450	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	3,700,000	3,598,250	(a)
Virgolino de Oliveira Finance SA, Senior Secured Notes	10.875%	1/13/20	2,700,000	621,000	(a)
Wells Enterprises Inc., Senior Secured Notes	6.750%	2/1/20	1,593,000	1,628,843	(a)(b)

Total Food Products				11,862,730

Household Products - 0.3%
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	1,630,000	1,707,425	(a)(b)
Sun Products Corp., Senior Notes	7.750%	3/15/21	590,000	523,625	(a)

Total Household Products				2,231,050

Tobacco - 0.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	2,940,000	2,469,600

TOTAL CONSUMER STAPLES				26,577,168

ENERGY - 17.7%
Energy Equipment & Services - 2.8%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	5,343,000	4,848,772	(b)
CGG, Senior Notes	7.750%	5/15/17	378,000	344,925	(b)
CGG, Senior Notes	6.500%	6/1/21	2,520,000	1,940,400
CGG, Senior Notes	6.875%	1/15/22	480,000	376,800
Gulfmark Offshore Inc., Senior Notes	6.375%	3/15/22	1,600,000	1,264,000	(b)
Hercules Offshore Inc., Senior Notes	7.500%	10/1/21	1,885,000	655,038	(a)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	4,225,000	1,457,625	(a)
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	1,280,000	892,800	(a)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	630,000	381,150
Parker Drilling Co., Senior Notes	7.500%	8/1/20	3,250,000	2,535,000
SESI LLC, Senior Notes	7.125%	12/15/21	2,780,000	2,800,850	(b)
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	2,730,000	2,429,700	(a)(b)
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	210,000	119,700	(a)

Total Energy Equipment & Services				20,046,760

Oil, Gas & Consumable Fuels - 14.9%
Approach Resources Inc., Senior Notes	7.000%	6/15/21	650,000	526,500
Arch Coal Inc., Senior Notes	7.250%	6/15/21	3,700,000	878,750
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	1,570,000	1,091,150
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,740,000	1,726,950	(a)
California Resources Corp., Senior Notes	5.500%	9/15/21	1,920,000	1,622,400	(a)
California Resources Corp., Senior Notes	6.000%	11/15/24	5,620,000	4,601,375	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.625%	8/1/20	1,570,000	1,562,150	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	520,000	$453,700	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	2,130,000	1,948,950
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	1,140,000	1,117,200	(b)
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	610,000	597,800	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	2,100,000	2,283,750	(b)
Comstock Resources Inc., Senior Notes	7.750%	4/1/19	3,370,000	1,735,550
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	2,130,000	1,096,950	(b)
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	2,870,000	2,891,525	(b)
Corral Petroleum Holdings AB, Senior Notes	15.000%	12/31/17	4,888,643	4,005,632	(a)(f)
Crestwood Midstream Partners LP, Senior Notes	6.125%	3/1/22	2,919,000	2,853,322
EDC Finance Ltd., Senior Notes	4.875%	4/17/20	1,100,000	885,500	(a)
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	1,952,000	2,405,475	(b)
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	285,000	301,493	(b)(h)
EP Energy LLC/EP Energy Finance Inc., Senior Notes	9.375%	5/1/20	910,000	921,375	(b)
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	5,270,000	4,005,200	(a)(b)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	3,793,000	2,550,792	(e)
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	8,490,000	5,688,300	(b)(e)
Kodiak Oil & Gas Corp., Senior Notes	8.125%	12/1/19	2,720,000	2,781,200	(b)
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	1,080,000	750,600	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	1,720,000	1,660,540	(c)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	7,190,000	5,320,600	(b)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	5,020,000	4,492,900	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	3,290,000	2,385,250	(g)
Murray Energy Corp., Senior Secured Notes	9.500%	12/5/20	2,090,000	2,063,875	(a)(b)
Murray Energy Corp., Senior Secured Notes	8.625%	6/15/21	1,740,000	1,670,400	(a)(b)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	2,240,000	2,155,552	(b)
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	11.750%	5/15/19	2,910,000	2,007,900
Novatek Finance Ltd., Notes	6.604%	2/3/21	2,300,000	1,976,850	(a)
Pacific Rubiales Energy Corp., Senior Notes	5.375%	1/26/19	2,350,000	1,551,000	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	1,130,000	1,124,350	(a)
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	3,000,000	2,602,470	(i)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	5,600,000	5,594,400	(a)(b)
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	3,485,000	470,475
Rosneft Finance SA, Senior Notes	7.500%	7/18/16	270,000	264,284	(a)
Rosneft Finance SA, Senior Notes	6.625%	3/20/17	230,000	216,200	(c)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	1,390,000	1,294,424	(a)(b)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	5,280,000	5,273,400	(a)
Samson Investment Co., Senior Notes	9.750%	2/15/20	2,730,000	859,950
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	9,940,000	8,846,600	(a)(b)
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	1,810,000	1,448,000	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	1,370,000	1,448,775	(b)
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	1,130,000	909,650	(a)

Total Oil, Gas & Consumable Fuels				106,921,434

TOTAL ENERGY				126,968,194

FINANCIALS - 11.4%
Banks - 6.5%
Bank of America Corp., Junior Subordinated	6.500%	10/23/24	1,190,000	1,249,127	(b)(h)(j)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,710,000	5,092,253	(a)(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	5,000,000	5,587,500	(b)
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	800,000	835,455	(b)(h)(j)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	950,000	958,015	(h)(j)
Credit Agricole SA, Junior Subordinated Notes	7.875%	1/23/24	1,350,000	1,398,114	(a)(h)(j)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	3,180,000	3,704,700	(a)(b)(h)(j)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,560,000	1,601,746	(b)(h)(j)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	3,920,000		$3,969,000	(a)(b)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	1,270,000		1,288,654	(b)(h)(j)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	2,410,000		2,470,250	(b)(h)(j)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	4,400,000		4,521,000	(b)(j)
Novo Banco SA, Senior Notes	5.875%	11/9/15	1,500,000	EUR	1,734,647	(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	3,530,000		4,236,000	(b)(h)(j)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,470,000		1,647,916	(b)
Royal Bank of Scotland NV, Subordinated Notes	7.750%	5/15/23	650,000		791,382	(b)
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	4,860,000	AUD	4,411,961	(c)(h)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	1,140,000		1,197,000	(h)(j)

Total Banks					46,694,720

Capital Markets - 0.6%
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	1,350,000		1,304,978	(a)(h)(j)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	2,320,000		3,052,412	(b)

Total Capital Markets					4,357,390

Consumer Finance - 0.6%
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	2,230,000		2,526,835	(b)
Stearns Holdings Inc., Senior Secured Notes	9.375%	8/15/20	1,250,000		1,234,375	(a)(b)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	1,110,000		849,150	(a)(b)

Total Consumer Finance					4,610,360

Diversified Financial Services - 1.9%
International Lease Finance Corp., Senior Notes	5.750%	5/15/16	800,000		832,260	(b)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	3,385,000		3,774,783	(b)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	5,180,000		5,892,250	(b)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,160,000		2,656,800	(b)
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000		523,750	(a)(b)(h)

Total Diversified Financial Services					13,679,843

Insurance - 0.7%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	1,450,000		1,547,875	(a)(b)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	1,750,000		2,065,000	(a)(b)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000		1,402,500	(a)(b)

Total Insurance					5,015,375

Real Estate Management & Development - 1.1%
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	3,110,000		3,187,750	(a)(b)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	4,140,000		4,347,000	(a)(b)

Total Real Estate Management & Development					7,534,750

TOTAL FINANCIALS					81,892,438

HEALTH CARE - 7.5%
Health Care Equipment & Supplies - 0.9%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	1,610,000		1,626,100	(a)(b)(f)
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	5,070,000		4,835,513	(b)

Total Health Care Equipment & Supplies					6,461,613

Health Care Providers & Services - 5.0%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	1,248,000		1,410,240	(b)
Acadia Healthcare Co. Inc., Senior Notes	6.125%	3/15/21	1,540,000		1,578,500	(b)
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	4,590,000		4,899,825	(b)
DJO Finance LLC/DJO Finance Corp., Senior Notes	9.875%	4/15/18	4,390,000		4,411,950	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Health Care Providers & Services - (continued)
DJO Finance LLC/DJO Finance Corp., Senior Subordinated Notes	9.750%	10/15/17	590,000		$581,150
ExamWorks Group Inc., Senior Notes	9.000%	7/15/19	5,000,000		5,325,000	(b)
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	1,020,000		1,053,150	(a)(b)
HCA Inc., Debentures	7.500%	11/15/95	2,205,000		2,182,950	(b)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	3,520,000		3,696,000	(b)
Jaguar Holding Co. II/Jaguar Merger Sub Inc., Senior Notes	9.500%	12/1/19	1,020,000		1,095,225	(a)(b)
Kindred Healthcare Inc., Senior Secured Notes	8.750%	1/15/23	760,000		817,000	(a)
Labco SAS, Senior Secured Notes	8.500%	1/15/18	254,000	EUR	299,936	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	2,870,000		3,243,100	(b)
Tenet Healthcare Corp., Senior Secured Notes	6.000%	10/1/20	2,580,000		2,799,300	(b)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	2,860,000		2,516,800

Total Health Care Providers & Services					35,910,126

Pharmaceuticals - 1.6%
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	2,500,000	EUR	2,991,844	(b)(c)
JLL/Delta Dutch Newco BV, Senior Notes	7.500%	2/1/22	2,830,000		2,875,987	(a)(b)
Salix Pharmaceuticals Ltd., Senior Notes	6.250%	1/15/21	3,050,000		3,255,875	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	1,800,000		1,854,000	(a)

Total Pharmaceuticals					10,977,706

TOTAL HEALTH CARE					53,349,445

INDUSTRIALS - 20.5%
Aerospace & Defense - 1.9%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	4,110,000		3,760,650	(a)(b)
Ducommun Inc., Senior Notes	9.750%	7/15/18	1,960,000		2,102,100	(b)
Erickson Inc., Secured Notes	8.250%	5/1/20	4,854,000		4,392,870	(b)
GenCorp Inc., Secured Notes	7.125%	3/15/21	1,490,000		1,574,557	(b)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	1,400,000		1,396,780	(a)(b)

Total Aerospace & Defense					13,226,957

Air Freight & Logistics - 0.3%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	2,050,000		2,137,125	(a)(b)

Airlines - 1.8%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	1,100,000		1,133,440	(a)
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	1,143,621		1,220,815	(a)(b)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	1,246,030		1,443,775	(b)
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	503,828		568,066	(b)
Heathrow Finance PLC, Senior Secured Notes	7.125%	3/1/17	2,450,000	GBP	4,017,579	(b)(c)
United Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	4,127,986		4,499,505	(b)

Total Airlines					12,883,180

Building Products - 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	2,851,000		2,672,812	(a)(b)
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	800,000		768,000	(a)

Total Building Products					3,440,812

Commercial Services & Supplies - 3.7%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	1,530,000		1,499,400	(a)
JM Huber Corp., Senior Notes	9.875%	11/1/19	1,490,000		1,627,825	(a)(b)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	6,080,000		5,684,800	(b)
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Notes	8.250%	2/1/21	1,600,000		1,738,000	(b)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	4,686,000		4,920,300	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Commercial Services & Supplies - (continued)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	1,186,000		$1,239,370	(a)(b)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	1,241,000		1,175,848	(a)(b)
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	3,018,000		3,334,286	(b)
United Rentals North America Inc., Senior Subordinated Notes	8.375%	9/15/20	1,310,000		1,403,665	(b)
West Corp., Senior Notes	5.375%	7/15/22	3,850,000		3,696,000	(a)

Total Commercial Services & Supplies					26,319,494

Construction & Engineering - 2.8%
Astaldi SpA, Senior Bonds	7.125%	12/1/20	1,070,000	EUR	1,272,578	(a)
Astaldi SpA, Senior Notes	7.125%	12/1/20	240,000	EUR	285,438	(c)
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	2,420,000		1,923,900	(a)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	2,380,000		2,448,425	(a)(b)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	3,237,000		2,286,131	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	3,110,000		3,032,250	(a)(b)(f)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	3,670,000		3,578,250	(a)(b)
Modular Space Corp., Secured Notes	10.250%	1/31/19	2,970,000		2,093,850	(a)
Odebrecht Finance Ltd., Senior Notes	4.375%	4/25/25	4,240,000		3,201,200	(a)(i)

Total Construction & Engineering					20,122,022

Electrical Equipment - 0.6%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	1,970,000		2,053,725	(a)(b)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	1,800,000		1,822,500	(a)(b)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	150,000	EUR	180,653	(a)

Total Electrical Equipment					4,056,878

Industrial Conglomerates - 0.4%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	2,490,000		2,598,938	(b)

Machinery - 2.4%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	1,200,000		1,275,000	(a)(b)
Dematic SA/DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	5,370,000		5,625,075	(a)(b)
Gardner Denver Inc., Senior Notes	6.875%	8/15/21	1,070,000		1,027,200	(a)(b)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	2,390,000		2,563,275	(b)
KION Finance SA, Senior Secured Notes	6.750%	2/15/20	3,027,000	EUR	3,714,947	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	630,000	EUR	775,971	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	408,856	EUR	503,587	(c)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	1,760,000		1,834,800	(a)(b)

Total Machinery					17,319,855

Marine - 1.1%
Horizon Lines LLC, Senior Secured Notes	11.000%	10/15/16	1,851,000		1,857,941	(e)
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	4,110,000		3,914,775	(a)(b)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	2,150,000		2,203,750

Total Marine					7,976,466

Road & Rail - 2.5%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	2,500,000		2,487,500	(a)(b)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	3,390,000		3,322,200	(a)(b)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	1,860,000		1,841,400	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	5,530,000		5,737,375	(a)(b)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	1,680,000		1,444,800	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Road & Rail - (continued)
Quality Distribution LLC/QD Capital Corp., Secured Notes	9.875%	11/1/18	3,022,000		$3,180,655	(b)

Total Road & Rail					18,013,930

Trading Companies & Distributors - 0.4%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	3,150,000		3,016,125	(b)

Transportation - 1.9%
CMA CGM, Senior Notes	8.500%	4/15/17	3,140,000		3,210,964	(a)(b)
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	3,490,000		3,629,600	(a)(b)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	3,890,000		3,928,900	(a)(b)(f)
Syncreon Group BV/Syncreon Global Finance U.S. Inc., Senior Notes	8.625%	11/1/21	3,400,000		3,060,000	(a)

Total Transportation					13,829,464

Transportation Infrastructure - 0.2%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	1,700,000		1,678,750	(a)(b)

TOTAL INDUSTRIALS					146,619,996

INFORMATION TECHNOLOGY - 3.9%
Electronic Equipment, Instruments & Components - 0.5%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	2,590,000		2,609,425	(b)
Techem GmbH, Senior Secured Notes	6.125%	10/1/19	650,000	EUR	786,062	(a)

Total Electronic Equipment, Instruments & Components					3,395,487

Internet Software & Services - 0.7%
Ancestry.com Inc., Senior Notes	9.625%	10/15/18	1,390,000		1,313,550	(a)(f)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	2,100,000		2,289,000	(b)
Zayo Group LLC/Zayo Capital Inc., Senior Secured Notes	8.125%	1/1/20	1,728,000		1,838,160	(b)

Total Internet Software & Services					5,440,710

IT Services - 1.8%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	2,758,000		2,385,670	(a)(b)
First Data Corp., Secured Notes	8.250%	1/15/21	810,000		867,712	(a)(b)
First Data Corp., Senior Notes	12.625%	1/15/21	4,760,000		5,658,450	(b)
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	3,535,000		4,087,344	(b)

Total IT Services					12,999,176

Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology Inc., Senior Notes	5.250%	8/1/23	1,880,000		1,885,875	(a)

Software - 0.6%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	2,510,000		2,695,112	(a)(b)
Audatex North America Inc., Senior Notes	6.000%	6/15/21	1,390,000		1,452,550	(a)(b)

Total Software					4,147,662

TOTAL INFORMATION TECHNOLOGY					27,868,910

MATERIALS - 13.3%
Chemicals - 0.9%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	1,530,000		1,545,300	(a)(b)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	1,500,000		1,432,500	(a)(f)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	680,000	EUR	838,386	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	530,000	EUR	653,448	(c)
PSPC Escrow Corp., Senior Notes	6.500%	2/1/22	2,080,000		2,132,000	(a)

Total Chemicals					6,601,634

Construction Materials - 0.4%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	810,000		749,250	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Construction Materials - (continued)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	2,540,000		$2,476,500	(a)

Total Construction Materials					3,225,750

Containers & Packaging - 3.7%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	2,526,101		2,529,259	(a)(f)
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	3,170,000		3,376,050	(a)(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.250%	1/31/19	930,000		909,075	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	1,220,000		1,299,300	(a)(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	871,765		861,957	(a)(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	2,970,000		2,918,025	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	3,120,000		3,131,700	(a)(b)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	3,490,000		3,542,350	(a)(b)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	3,320,000		3,369,800	(b)
Pactiv LLC, Senior Notes	7.950%	12/15/25	920,000		920,000	(b)
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	2,000,000		1,997,500	(a)(b)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Notes	8.500%	5/15/18	1,340,000		1,373,500	(b)

Total Containers & Packaging					26,228,516

Metals & Mining - 7.1%
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	2,530,000		2,416,150	(a)(b)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	2,780,000		2,390,800	(b)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	990,000		908,325	(a)
Evraz Group SA, Notes	9.500%	4/24/18	680,000		598,400	(a)(b)
Evraz Group SA, Notes	6.750%	4/27/18	4,090,000		3,312,900	(a)(i)
Evraz Group SA, Senior Notes	9.500%	4/24/18	330,000		290,400	(c)
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	1,140,000		1,016,025	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	4,650,000		3,667,687	(a)(b)
GTL Trade Finance Inc., Senior Bonds	5.893%	4/29/24	2,996,000		2,943,570	(a)(i)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	3,070,000		491,200	(a)(e)(g)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	32,532		0	(a)(d)(e)(k)
Prince Mineral Holding Corp., Senior Secured Notes	12.500%	12/15/19	1,570,000		1,609,250	(a)(b)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.250%	1/15/21	4,490,000		4,478,775	(a)(b)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	1,820,000		2,335,417	(b)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	3,960,000		4,039,200	(b)
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	3,230,000		3,391,500	(a)(f)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	2,040,000	EUR	2,429,219	(a)(f)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	3,330,000		3,579,750	(a)(b)(f)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	1,600,000		1,288,000	(a)(b)
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	1,300,000		1,384,500	(b)
Thompson Creek Metals Co. Inc., Senior Secured Notes	9.750%	12/1/17	1,950,000		2,006,063	(b)
Vale Overseas Ltd., Notes	8.250%	1/17/34	1,784,000		1,997,325	(i)
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	3,630,000		3,548,325	(a)
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	760,000		684,000	(a)

Total Metals & Mining					50,806,781

Paper & Forest Products - 1.2%
Appvion Inc., Secured Notes	9.000%	6/1/20	4,800,000		3,282,000	(a)(b)
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	1,340,000		1,353,400	(b)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	2,030,000		1,948,800

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Paper & Forest Products - (continued)
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	1,768,000		$1,423,240	(b)
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	260,000		255,450

Total Paper & Forest Products					8,262,890

TOTAL MATERIALS					95,125,571

TELECOMMUNICATION SERVICES - 13.2%
Diversified Telecommunication Services - 6.4%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	2,544,000		2,442,240	(a)
CCOH Safari LLC, Senior Bonds	5.500%	12/1/22	550,000		558,938
CCOH Safari LLC, Senior Bonds	5.750%	12/1/24	900,000		914,625
CenturyLink Inc., Senior Notes	5.800%	3/15/22	6,600,000		6,979,500	(b)
Cogent Communications Holdings Inc., Senior Secured Notes	8.375%	2/15/18	3,340,000		3,507,000	(a)(b)
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	1,250,000		1,239,062
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	6,670,000		7,011,837	(b)
Intelsat Luxembourg SA, Senior Bonds	8.125%	6/1/23	2,070,000		2,101,050	(b)
Level 3 Financing Inc., Senior Notes	7.000%	6/1/20	750,000		802,500	(b)
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	4,090,000		4,480,595	(b)
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	1,260,000		1,313,550	(b)
Level 3 Financing Inc., Senoir Notes	5.625%	2/1/23	2,330,000		2,381,726	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	3,550,000		4,073,352	(b)
Windstream Corp., Senior Notes	7.750%	10/1/21	520,000		530,400
Windstream Corp., Senior Notes	7.500%	4/1/23	5,780,000		5,758,325	(b)
Windstream Corp., Senior Notes	6.375%	8/1/23	910,000		841,750	(b)
Ziggo Bond Finance BV, Senior Notes	5.875%	1/15/25	950,000		971,375	(a)

Total Diversified Telecommunication Services					45,907,825

Wireless Telecommunication Services - 6.8%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	270,000	EUR	305,100	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	3,120,000		3,200,159	(a)
Altice Finco SA, Senior Notes	7.625%	2/15/25	540,000		540,000	(a)
Matterhorn Midco & Cy SCA, Senior Notes	7.750%	2/15/20	1,400,000	EUR	1,672,965	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	3,530,000		3,265,250	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	8,465,000		8,697,787	(b)
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	7,200,000		8,316,000	(a)(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	6,930,000		7,059,937	(b)
Syniverse Holdings Inc., Senior Notes	9.125%	1/15/19	2,831,000		2,958,395	(b)
T-Mobile USA Inc., Senior Notes	6.542%	4/28/20	1,090,000		1,133,262	(b)
T-Mobile USA Inc., Senior Notes	6.633%	4/28/21	140,000		145,880	(b)
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	4,970,000		5,094,250	(b)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	9.125%	4/30/18	2,220,000		2,120,100	(c)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,300,000		1,978,000	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	1,620,000		1,354,450	(c)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	700,000		585,256	(a)

Total Wireless Telecommunication Services					48,426,791

TOTAL TELECOMMUNICATION SERVICES					94,334,616

UTILITIES - 5.4%
Electric Utilities - 1.7%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	4,380,000		4,818,000	(b)
GenOn REMA LLC, Pass-Through Certificates	9.237%	7/2/17	2,092,921		2,187,103	(b)
GenOn REMA LLC, Pass-Through Certificates	9.681%	7/2/26	4,320,000		4,600,800	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Electric Utilities - (continued)
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	433,028		$437,358

Total Electric Utilities					12,043,261

Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	2,230,000		2,330,350	(b)

Independent Power and Renewable Electricity Producers - 3.4%
Atlantic Power Corp., Senior Notes	9.000%	11/15/18	1,890,000		1,927,800	(b)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	2,927,000		3,292,875	(a)(b)
First Wind Holdings Inc., Senior Secured Notes	10.250%	6/1/18	5,200,000		5,544,500	(a)(b)
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	7.875%	8/15/21	4,480,000		4,267,200	(a)(b)
Mirant Mid Atlantic LLC, Pass-Through Certificates	9.125%	6/30/17	280,365		301,392	(b)
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	6,790,832		7,300,144	(b)
TerraForm Power Operating LLC, Senior Notes	5.875%	2/1/23	1,970,000		2,016,788	(a)

Total Independent Power and Renewable Electricity Producers					24,650,699

TOTAL UTILITIES					39,024,310

TOTAL CORPORATE BONDS & NOTES (Cost - $885,428,698)					868,230,228

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
Countrywide Home Loan Mortgage Pass-Through Trust, 2004-HYB5 7A1 (Cost - $789,323)	2.375%	4/20/35	1,208,259		1,053,986	(h)

CONVERTIBLE BONDS & NOTES - 0.4%
MATERIALS - 0.3%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	802,000		745,860

Metals & Mining - 0.2%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	1,979,775		1,554,123	(a)(e)(f)

TOTAL MATERIALS					2,299,983

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	2,900,100	MXN	270,866	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,123,375)					2,570,849

SENIOR LOANS - 3.2%
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.4%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	2,510,000		2,547,650	(l)(m)

Specialty Retail - 0.1%
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	1,220,000		848,409	(l)(m)

Textiles, Apparel & Luxury Goods - 0.2%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	1,590,000		1,468,099	(l)(m)

TOTAL CONSUMER DISCRETIONARY					4,864,158

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	1,080,000		1,066,500	(l)(m)

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	2,040,000		2,004,300	(l)(m)

HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
CRC Health Corp., Second Lien Term Loan	9.000%	9/28/21	2,130,000		2,188,575	(l)(m)
Physiotherapy Associates Holdings Inc., Exit Term Loan	11.000%	1/2/17	2,280,000		2,277,150	(e)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Health care - (continued)
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	2,620,000		$2,580,700	(l)(m)

TOTAL HEALTH CARE					7,046,425

MATERIALS - 0.5%
Chemicals - 0.5%
Kerling PLC, EUR Term Loan	10.000%	6/30/16	1,200,000	EUR	1,372,950	(l)(m)
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	1,918,495		1,964,060	(l)(m)

TOTAL MATERIALS					3,337,010

UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	4,245,032		4,250,338	(l)(m)

TOTAL SENIOR LOANS (Cost - $23,017,127)					22,568,731

SOVEREIGN BONDS - 2.4%
Argentina - 0.1%

Republic of Argentina, Senior Bonds	7.000%	10/3/15	936,000		923,400

Brazil - 0.8%

Federative Republic of Brazil, Notes	10.000%	1/1/17	15,782,000	BRL	5,665,039

Hungary - 0.3%
Republic of Hungary, Senior Notes	5.750%	11/22/23	1,658,000		1,930,791

Turkey - 0.7%
Republic of Turkey, Senior Bonds	11.875%	1/15/30	1,175,000		2,149,282
Republic of Turkey, Senior Notes	6.875%	3/17/36	2,064,000		2,675,460

Total Turkey					4,824,742

Venezuela - 0.5%
Bolivarian Republic of Venezuela, Senior Bonds	5.750%	2/26/16	3,370,000		1,937,750	(c)
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	3,050,000		1,143,750
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	1,164,000		404,490

Total Venezuela					3,485,990

TOTAL SOVEREIGN BONDS (Cost - $22,299,145)					16,829,962

			SHARES
COMMON STOCKS - 2.9%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Ford Motor Co.			200,627		2,951,223

Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			166,350		0	*(d)(e)(k)

TOTAL CONSUMER DISCRETIONARY					2,951,223

ENERGY - 0.1%
Energy Equipment & Services - 0.1%
KCAD Holdings I Ltd.			533,873,172		853,663	*(d)(e)

FINANCIALS - 1.3%
Banks - 1.3%
Citigroup Inc.			143,529		6,738,686

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY			SHARES	VALUE
JPMorgan Chase & Co.			48,547	$2,639,986

Total Banks				9,378,672

Diversified Financial Services - 0.0%
PB Investors II LLC			60,468	0	*(d)(e)(k)

TOTAL FINANCIALS				9,378,672

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Physiotherapy Associates Holdings Inc.			31,500	2,614,500	*(d)(e)

INDUSTRIALS - 0.7%
Marine - 0.7%
DeepOcean Group Holding AS			198,468	4,185,492	*(d)(e)
Horizon Lines Inc., Class A Shares			1,490,060	938,738	*(e)

TOTAL INDUSTRIALS				5,124,230

MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV, Class A Shares			19	1,503

Metals & Mining - 0.0%
Mirabela Nickel Ltd.			6,589,511	147,829	*(d)(e)

TOTAL MATERIALS				149,332

TOTAL COMMON STOCKS (Cost - $36,285,594)				21,071,620

	RATE
PREFERRED STOCKS - 2.6%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rex Energy Corp.	6.000%		18,100	785,178
SandRidge Energy Inc.	8.500%		17,400	713,400

TOTAL ENERGY				1,498,578

FINANCIALS - 2.4%
Consumer Finance - 1.8%
GMAC Capital Trust I	8.125%		489,100	12,863,330	(h)

Diversified Financial Services - 0.6%
Citigroup Capital XIII	7.875%		168,125	4,446,906	(b)(h)

TOTAL FINANCIALS				17,310,236

TOTAL PREFERRED STOCKS (Cost - $19,595,460)				18,808,814

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Bolivarian Republic of Venezuela, Oil-linked payment obligations (Cost - $0)		4/15/20	18,500	175,750	*

TOTAL INVESTMENTS - 132.8% (Cost - $990,538,722#)				951,309,940
Liabilities in Excess of Other Assets - (32.8)%				(235,225,398)

TOTAL NET ASSETS - 100.0%				$716,084,542

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(e)	Illiquid security.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(g)	The coupon payment on these securities is currently in default as of January 31, 2015.

(h)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(i)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(j)	Security has no maturity date. The date shown represents the next call date.

(k)	Value is less than $1.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited) (continued)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$173,259,364	$3,210,216		$176,469,580
Materials	—	95,125,571	0	*	95,125,571
Other corporate bonds & notes	—	596,635,077	—		596,635,077
Collateralized mortgage obligations	—	1,053,986	—		1,053,986
Convertible bonds & notes	—	2,570,849	—		2,570,849
Senior loans	—	22,568,731	—		22,568,731
Sovereign bonds	—	16,829,962	—		16,829,962
Common stocks:
Consumer discretionary	$2,951,223	—	0	*	2,951,223
Energy	—	—	853,663		853,663
Financials	9,378,672	—	0	*	9,378,672
Health care	—	—	2,614,500		2,614,500
Industrials	938,738	—	4,185,492		5,124,230
Materials	1,503	—	147,829		149,332
Preferred stocks:
Oil, gas & consumable fuels	713,400	785,178	—		1,498,598
Other preferred stocks	17,310,236	—	—		17,310,236
Warrants	—	175,750	—		175,750

Total investments	$31,293,772	$909,004,468	$11,011,700		$951,309,940

Other financial instruments:
Forward foreign currency contracts	—	$5,689,204	—		$5,689,204

Total	$31,293,772	$914,693,672	$11,011,700		$956,999,144

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Futures contracts	$2,457,100	—	—		$2,457,100
Forward foreign currency contracts	—	$675,435	—		675,435

Total	$2,457,100	$675,435	$—		$3,132,535

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	MATERIALS		UTILITIES	TOTAL
Balance as of April 30, 2014	$2,878,399	$609,500		0 *	$3,487,899
Accrued premiums/discounts	37,342	45,423		—	82,765
Realized gain (loss)	—	4,128		$(1,703,131)	(1,699,003)
Change in unrealized appreciation (depreciation)(1)	(445,385)	(49,551)		1,720,949	1,226,013
Purchases	739,860	0	*	—	739,860
Sales	—	(609,500)		(17,818)	(627,318)
Transfers into Level 3	—	—		—	—
Transfers out of Level 3(2)	—	—		—	—

Balance as of January 31, 2015	$3,210,216	0	*	—	$3,210,216

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2015(1)	$(445,385)	—		—	$(445,385)

	COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	FINANCIALS		HEALTH CARE	INDUSTRIALS	MATERIALS	WARRANTS	TOTAL
Balance as of April 30, 2014	$332,700	$3,651,159	$0	*	$1,512,000	$7,068,061	—	$455,563	$13,019,483
Accrued premiums/discounts	—	—	—		—	—	—	—	—
Realized gain (loss)			—			—	—	—	—
Change in unrealized appreciation (depreciation)(1)	(332,700)	(2,797,496)	—		1,102,500	(2,882,569)	$(399,675)	(279,813)	(5,589,753)
Purchases	—					—	547,504	—	547,504
Sales	—	—	—		—	—	—	—	—
Transfers into Level 3	—	—	—		—	—	—	—	—
Transfers out of Level 3(2)	—	—	—		—	—	—	(175,750)	(175,750)

Balance as of January 31, 2015	0 *	$853,663	$0	*	$2,614,500	$4,185,492	$147,829	—	$7,801,484

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2015(1)	$(332,700)	$(2,797,496)	—		$1,102,500	$(2,882,569)	$(399,675)	—	$(5,309,940)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Value is less than $1.

(1)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(2)	Transferred out of Level 3 as a result of availability of a quoted price in an active market for an identical investment or the availability of other significant observable outputs.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$36,838,422
Gross unrealized depreciation	(76,067,204)

Net unrealized depreciation	$(39,228,782)

At January 31, 2015, the Fund had the following open futures contracts:

Notes to Schedule of Investments (unaudited) (continued)

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 5-Year Notes	277	3/15	$32,898,615	$33,612,218	$(713,603)
U.S. Treasury 10-Year Notes	338	3/15	42,492,253	44,235,750	(1,743,497)

Net unrealized depreciation on open futures contracts					$(2,457,100)

At January 31, 2015 , the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,889,000	USD	6,038,741	Citibank, N.A.	2/13/15	$(513,684)
EUR	660,000	USD	809,530	Citibank, N.A.	2/13/15	(63,664)
USD	25,336,585	EUR	20,243,373	Citibank, N.A.	2/13/15	2,459,556
USD	1,932,854	GBP	1,210,000	Citibank, N.A.	2/13/15	110,472
EUR	175,000	USD	217,161	UBS AG	2/13/15	(19,394)
EUR	94,947	USD	118,147	UBS AG	2/13/15	(10,847)
EUR	1,500,000	USD	1,762,995	UBS AG	2/13/15	(67,846)
USD	29,177,978	EUR	23,375,819	UBS AG	2/13/15	2,760,973
USD	6,813,057	GBP	4,285,804	UBS AG	2/13/15	358,203

Total						$5,013,769

Abbreviations used in this table:

EUR	— Euro
GBP	— Great Britain Pound
USD	— United States Dollar

At January 31, 2015, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements
Credit Suisse	0.85%	5/5/14	TBD*	$511,000
Credit Suisse	0.85%	8/12/14	TBD*	2,492,672
JPMorgan Chase & Co.	0.75%	12/19/14	TBD*	1,752,780
JPMorgan Chase & Co.	0.95%	12/19/14	TBD*	311,500
JPMorgan Chase & Co.	0.55%	12/19/14	TBD*	1,245,125
JPMorgan Chase & Co.	0.25%	12/19/14	TBD*	2,444,246

				$8,757,323

* TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

On January 31, 2015, the total market value of cash and underlying collateral (refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements was $10,199,895.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund II Inc.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 16, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 16, 2015